Advances, Accounts Payable and Accrued Expenses - Related Parties	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
ADVANCES, ACCOUNTS PAYABLE AND ACCRUED EXPENSES - RELATED PARTIES

NOTE 4 - ADVANCES, ACCOUNTS PAYABLE AND ACCRUED EXPENSES -  RELATED PARTIES

A former officer/director advanced an aggregate $45,911 to the Company in 2010 and 2009, which was the balance due at December 31, 2011. The aggregate balance due to all related parties for advances, accounts payable and accrued expenses at June 30, 2012 was $45,911. The advances and other amounts due are all non-interest bearing and due and payable upon demand.

NOTE 4 - ADVANCES, ACCOUNTS PAYABLE AND ACCRUED EXPENSES -  RELATED PARTIES

A former officer/director advanced an aggregate $45,911 to the Company in 2010 and 2009, which was the balance due at December 31, 2010.  In 2011, the Company accrued unpaid salaries due to officers under their employment agreements of $87,023. The aggregate balance due to all related parties for advances, accounts payable and accrued expenses at December 31, 2011 was $132,934. The advances and other amounts due are all non-interest bearing and due and payable upon demand.